Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Dates
31-Mar-2024
Actual/360 Days
31
30/360 Days
30
15-Apr-2024
15-Apr-2024
Collection Period No.
46
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Mar-2024
11-Apr-2024
12-Apr-2024
15-Apr-2024
15-Mar-2024
15-Mar-2024
Summary
Beginning
Balance
0.00
0.00
0.00
50,131,948.18
Principal
Payment
0.00
0.00
0.00
6,808,852.77
Ending
Balance
0.00
0.00
0.00
43,323,095.41
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
85.089387
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.000000
0.541403
50,131,948.18
43,323,095.41
6,808,852.77
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
77,343,095.25
1,824,706.19
79,167,801.44
27,211,147.07
70,534,242.48
1,615,122.95
72,149,365.43
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest Payment
0.00
0.00
0.00
32,168.00
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.402000
Interest & Principal
Payment
0.00
0.00
0.00
6,841,020.77
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
85.491387
$6,841,020.77
T
otal
$32,168.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
7,286,250.62
0.00
7,286,250.62
6,880,841.12
249,827.65
61,501.05
41,024.03
0.00
0.00
53,056.77
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
65,973.17
0.00
0.00
32,168.00
0.00
0.00
6,808,852.77
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
7,286,250.62
379,256.68
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
65,973.17
0.00
0.00
0.00
65,973.17
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
32,168.00
0.00
0.00
0.00
32,168.00
0.00
0.00
0.00
0.00
0.00
32,168.00
0.00
0.00
0.00
32,168.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
32,168.00
32,168.00
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
6,808,852.77
0.00
0.00
0.00
6,808,852.77
Aggregate Principal Distributabl
e
Amount
6,808,852.77
6,808,852.77
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
23,055.97
30,000.80
53,056.77
5,442,229.41
0.00
23,055.97
23,055.97
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Pool Statistics
Pool Data
4.08%
16.19
53.93
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
79,167,801.44
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
72,149,365.43
8,090
8,416
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
5,366,728.45
1,514,112.67
0.00
137,594.89
Pool Factor
6.41%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
8,090
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.21%
0.37%
0.34%
0.08%
100.00%
71,576,958.39
269,427.50
245,446.77
57,532.77
72,149,365.43
8,045
24
17
4
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.420%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
5,677.99
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.551%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,566,453.61
37,164.31
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
13
452
Losses
(1)
Amount
137,594.89
61,168.05
39,262.53
Number of Receivables
Number of Receivables
Amount
11,599,974.72
4,527,920.04
4,505,601.07
Current
Cumulative
0.228%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.589%
1.094%
(0.258%)
0.780%